Stock Options and Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Aug. 08, 2024	Jan. 04, 2024	May 13, 2023	Jan. 04, 2021	Jun. 20, 2020	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Aug. 28, 2024	Aug. 08, 2019
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted							4 months 9 days	1 year 4 months 9 days
Authorized shares					500,000
Granted shares													585,000
Restricted price per share (in Dollars per share)				$ 4.12			$ 1.97
Stock option granted							300,000
Fair value of option price per share (in Dollars per share)						$ 0.33				$ 0.66	$ 0.33
Aggregate intrinsic values (in Dollars)							$ 25	$ 16
Common Stock Exercise Price (in Dollars per share)							$ 2.1	$ 2.04
Employees restricted shares											175,000
Vesting period		3 years				5 years
Stock issued during period, shares, restricted stock				15,000			300,000
Expenses (in Dollars)							$ 45	$ 20	$ 20	$ 5
Stock grant, term							5 years
Compensation expense (in Dollars)							$ 34
Weighted average term							2 years 8 months 23 days	1 year 4 months 9 days	2 years 4 months 9 days
Repurchase share price per share (in Dollars per share)							$ 0.01
Option Plan 2010 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted							5 years
Compensation expense (in Dollars)							$ 58		$ 89
Unrecognized compensation cost (in Dollars)							$ 572		$ 198
Option Plan 2020 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted					5 years
Compensation expense (in Dollars)								$ 89
Unrecognized compensation cost (in Dollars)								$ 109
Three Consultants [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock issued during period, shares, restricted stock				5,000
Restricted Stock [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Restricted price per share (in Dollars per share)							$ 0.01
Repurchase shares							475,000	190,000	190,000
Repurchase share price per share (in Dollars per share)							$ 0.01
Restricted Stock [Member] | Option Plan 2010 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Authorized shares							600,000
First Merger [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock issued during period, shares, restricted stock							100,000
Stock grant, term							5 years
Second Merger [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock issued during period, shares, restricted stock							100,000
Stock grant, term							5 years
Reverse Merger [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock issued during period, shares, restricted stock							300,000
Stock grant, term							5 years
Employee [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Non qualified shares							160,000
Director [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Non qualified shares							250,000
Stock option granted					40,000					40,000	410,000
Chief Executive Officer [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Non qualified shares							60,000
Stock option granted			300,000
Managers and Key Employees [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Non qualified shares							175,000
Independent Board Members [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock issued during period, shares, restricted stock							100,000
Forecast [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Restricted price per share (in Dollars per share)												$ 0.01
Forecast [Member] | Restricted Stock [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted	5 years